EQUITY (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
EQUITY
Summary of outstanding warrants

The Company has warrants outstanding as follows giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022:

			Weighted	Average
			Average	Remaining
	Warrants	Warrants	Exercise	Contractual
	Outstanding	Exercisable	Price	Life
Balance, March 31, 2021	110,107	110,107	$11.60	4.09
Granted	5,985,591	5,985,591	$2.11	5.00
Exercised	(4,400)	(4,400)	—	—
Balance, March 31, 2022	6,091,298	6,091,298	$2.28	4.32
Exercised	(25,000)	(25,000)	—	—
Balance, December 31, 2022 (Unaudited)	6,066,298	6,066,298	$2.29	3.81

Subsequent to the initial recording, the change in the fair value of the warrants, determined under the Black-Scholes valuation model, on each reporting date will result in either an increase or decrease the amount recorded as liability, based on the fluctuations with the Company’s stock price with a corresponding adjustment to other income (or expense). During the year ended March 31, 2022, the change of fair value was a gain of $3,115,263 recognized in the consolidated statements of operations and comprehensive loss based on the increase in fair value of the liabilities since issuance. As of March 31, 2022, the fair value of the derivative instrument totaled $1,255,767.

The Company has warrants outstanding, pre reverse split, as follows:

			Weighted	Average
			Average	Remaining
	Warrants	Warrants	Exercise	Contractual
	Outstanding	Exercisable	Price	Life
Balance, March 31, 2020	1,519,602	1,519,602	$1.76	3.21
Granted	1,100,609	1,100,609	$1.48	5.00
Forfeited	(3,132)	(3,132)	—	—
Exercised	(1,516,010)	(1,516,010)	—	—
Balance, March 31, 2021	1,101,069	1,101,069	$1.16	4.09
Granted	13,851,222	13,851,222	$0.91	5.00
Exercised	(44,029)	(44,029)	—	—
Balance, March 31, 2022	14,908,262	14,908,262	$0.93	4.32

Summary of allocation of net proceeds

Fair value of the warrants	$3,562,404
Common stock	2,208,649
Total net proceeds	$5,771,053

Schedule of RSU activity

Fair value of Investor warrants	$4,060,857
Series A Preferred Stock	939,143
Total gross proceeds	5,000,000
Issuance cost	(630,063)
Total net proceeds	$4,369,937

Schedule of fair value of derivative instrument allocated

Fair value of investor warrants	$4,060,857
Fair value of placement agent warrants (i)	310,173
Total fair value of warrants allocated to derivative liabilities	$4,371,030
(i)	The issuance costs for placement agent warrants which was classified as liability were immediately expensed.